Note 19 Effective tax rate (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Effective tax rate [Line Items]
Profit (loss) before tax		€ 15,405	€ 12,419	[1]	€ 10,268	[1],[2],[3]
Tax expense (income)	[4]	€ 4,830	€ 4,003		€ 3,505	[5]
Percentage effective tax rate		31.40%	32.20%		34.10%	[2]
Consolidated tax group in Spain [Member]
Effective tax rate [Line Items]
Profit (loss) before tax		€ 4,810	€ 2,601		€ 2,206	[2]
Other Spanish entities [Member]
Effective tax rate [Line Items]
Profit (loss) before tax		(41)	6		(462)	[2]
Foreign entities [Member]
Effective tax rate [Line Items]
Profit (loss) before tax		€ 10,636	€ 9,812		€ 8,524	[2]

[1]	(2) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the year 2023 have been revised, which has not affected the consolidated financial information of the Group.
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]
(3) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 Insurance contracts”).

[4]	(2) In 2024, €3,970 million and €860 million corresponded to current tax expenses and deferred tax expenses, respectively.
[5]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).